Document and Entity Information	Mar. 12, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	Aeva Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39204
Entity Tax Identification Number	84-3080757
Entity Address, Address Line One	555 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	481-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Aeva Technologies, Inc. (the “Company”) is filing this Form 8-K/A (“Form 8-K/A” or “or this “Amendment””) to amend our Current Report on Form 8-K, originally filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2021 (“Original Report”), to replace Exhibit 99.4 from the Original Report due to the restatement of InterPrivate Acquisition Corp., a Delaware corporation and our predecessor company (“InterPrivate”), financial statements and related footnote disclosures as of and for the year ended December 31, 2020.Restatement BackgroundOn March 12, 2021, Aeva, Inc. and InterPrivate, a special purpose acquisition company, closed their merger. Immediately following the merger, InterPrivate changed its name to Aeva Technologies, Inc.On April 12, 2021, the staff of the SEC issued a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In light of the SEC Staff Statement, the Company’s management further evaluated its private placement warrants under Accounting Standards Codification 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”), which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.Based on management’s evaluation, the Audit Committee of our Board of Directors, in consultation with management, concluded that the Company’s private placement warrants are not indexed to the Company’s common stock in the manner contemplated by ASC 815-40. As a result, the Company should have classified the private placement warrants as derivative liabilities measured at their estimated fair values at the end of each reporting period and recognized changes in the estimated fair value of the derivative instruments from the prior period in the Company’s operating results for the current period.
Entity Central Index Key	0001789029
Amendment Flag	true
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AEVA
Security Exchange Name	NYSE
Warrants to Purchase [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock
Trading Symbol	AEVA.WS
Security Exchange Name	NYSE